Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2013
Pacific Dynamix Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Dynamix – Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks moderately high, long-term growth of capital with low, current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 9.74% of the average value of the Fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.74%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has an average annual return of 5%, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

		The Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	This Fund seeks to achieve its investment goal through a strategy of allocating its assets to diverse investment styles within the two major asset classes of equity and debt securities. Under normal market conditions, the Fund maintains a balance between the two major asset classes of equity and debt by allocating its assets in the following target amounts:

	Asset Class
Fund	Debt	Equity
Pacific Dynamix – Growth Portfolio	20%	80%

The Fund is a "fund of funds" that invests primarily in a combination of certain other Funds of the Pacific Select Fund ("Pacific Dynamix Underlying Funds"). Within the broad asset classes of equity and debt, the Fund diversifies its holdings by investing in Pacific Dynamix Underlying Funds that represent a variety of investment styles and security types. A majority of the Pacific Dynamic Underlying Funds in which the Fund invests are index funds, which means they seek to match the investment returns of specified stock or bond indexes. The Fund may also invest in Pacific Dynamic Underlying Funds that are not index funds. The portion of the Fund invested in equity securities may be allocated to Pacific Dynamic Underlying Funds that, in turn, invest in equity securities that may include, among others:
  Growth, value and "core" stocks;
  Market capitalizations that represent large-, mid- and small-sized companies;
  Stocks of companies with a history of paying dividends;
  Sector funds;
  Domestic and international stocks, including emerging market stocks.
The portion of the Fund invested in debt securities may be allocated to Pacific Dynamic Underlying Funds that, in turn, invest in debt securities that may include, among others:
  Investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities;
  International debt securities, which may include emerging market debt;
  Debt instruments of varying duration;
  High-yield bonds;
  Floating rate loans;
  Inflation-indexed bonds; and
  Money market instruments.
The Fund may also, at any time, invest in Pacific Dynamic Underlying Funds that hold other equity or debt securities or instruments. The Fund may invest a significant portion of its assets in any single Pacific Dynamic Underlying Fund. The Fund will be as fully invested, as practical, although it may maintain liquidity reserves to meet redemption requests.

The asset class targets shown above are targets and the actual amounts invested in the two major asset classes may vary because of market movements or tactical decisions made by the investment adviser; however, the Fund's assets allocated to the two major asset classes are not normally expected to vary by more than 10% from the asset class target amounts. When determining which Pacific Dynamic Underlying Fund corresponds to the selected investment styles and security types, the investment adviser takes into account that a Pacific Dynamic Underlying Fund may utilize more than one investment style and may invest in more than one type of security.

A two-step asset allocation process is used to construct the Fund's portfolio. The process begins by developing the Fund's target blend between the two broad asset classes and underlying investment styles within each broad asset class. This is then followed by determining target allocations among the various Pacific Dynamix Underlying Funds in order to produce the desired risk/return profile. PLFA's allocations among the Pacific Dynamix Underlying Funds are determined using this asset allocation process which seeks to optimize returns for the Fund by allocating among different asset classes given the desired risk/return profile of the Fund. Periodically, PLFA will re-evaluate the Fund's allocations to the various Pacific Dynamic Underlying Funds and may update the Fund's target allocations to such Pacific Dynamix Underlying Funds at that time. PLFA may change the target allocations among asset classes and investment styles and/or the allocations to the Pacific Dynamic Underlying Funds from time to time, based on PLFA's assessment of market conditions or other factors.

When investing purchase proceeds and meeting redemptions for the Fund, PLFA may use a methodology to identify assets to be purchased or sold by the Fund that factors in the target allocations and the current allocations of the Fund. This methodology is intended to help maintain target allocations, although there is no assurance that the Fund will maintain its target allocations using this methodology.

		For additional information about the Fund's investment strategies, the names and investment strategies of the Pacific Dynamic Underlying Funds in which the Fund may invest and where to obtain information about the Fund's investments in the Pacific Dynamic Underlying Funds as of the most recent month end, please see the Additional Information About Investments, Strategies and Risks section in this prospectus.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund's investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The Fund may be affected by the following principal risks:
  Asset Allocation Fund of Funds Risk: Typically, the fund of funds are exposed to the same risks as the Pacific Dynamix Underlying Funds in direct proportion to the allocation of assets among those Funds. Allocations among the Pacific Dynamix Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes can help reduce volatility over the long-term, which assumes that asset classes may not move in tandem and that positive returns in one or more classes will help offset negative returns in other asset classes, although you still may lose money and/or experience volatility, particularly during periods of broad market declines. Market and asset class performance may differ in the future from the historical performance and from the assumptions used to develop the allocations. There's a risk that you could achieve better returns by investing in an individual Fund or Funds representing a single asset class rather than using asset allocation.
  Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA may be influenced by its view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the asset allocation Funds as investment vehicles for their variable life and annuity products in terms of how the asset allocation Funds are managed and their risk profiles..
Principal risks from holdings in Pacific Dynamix Underlying Funds
  Active Management Risk: There is no guarantee that a Manager's principal investment strategies and techniques, as well as particular investment decisions, will achieve a Fund's investment goal, which could have an adverse impact on such Fund's performance generally, relative to other funds with similar investment goals or relative to its benchmark.
  Companies Traded Over-The-Counter Risk: Companies traded over-the-counter ("OTC") trade less frequently and in smaller volumes than exchange-listed stocks and may experience greater price volatility than exchange-listed stocks.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Debt Securities Risk: Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans), may be relatively greater than for investment grade securities.
  Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in the U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tends to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, a Fund may miss the opportunity of obtaining a price or yield considered to be advantageous.
  Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes a Fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.
  Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may give a Fund a higher risk of price volatility than investments in "undervalued" companies.
  Index Sampling Risk: Index sampling risk is the chance that the securities selected for a Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index.
  Interest Rate Risk: Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more sensitive to changes in interest rates, making them generally more volatile than debt securities with shorter durations or floating or adjustable interest rates.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer's goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. The prices of large-capitalization companies may not rise as much as the prices of companies with smaller market capitalizations.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which a Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If a Fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Market and Regulatory Risk: Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Events in one market may adversely impact other markets. Future events may impact a Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value simultaneously. Governmental and regulatory actions, including tax law changes, may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, and prepayment risk, where issuers may pay principal more quickly than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  Price Volatility Risk: The market value of a Fund's investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The Fund seeks to balance investments among different types of investments and strategies in an attempt to manage risks. However, this strategy is still subject to price volatility and may lose money, particularly during periods of broad market declines.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier, less liquid and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.
  Tracking Error Risk: Performance of a Fund may vary substantially from the performance of its benchmark index due to imperfect correlation between the Fund's investments and the index.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company's stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund's investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to three broad-based market indexes, which provide broad measures of market performance. Each index included in the table below corresponds to one of three asset classes (domestic equity, international equity and fixed income) allocated to the Fund. To further assist in performance comparison, a composite benchmark has been presented and is comprised of the three broad-based market indexes shown below based on the target allocations for the Fund that were in effect at that time. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to three broad-based market indexes, which provide broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q3 2010: 10.70%; Q3 2011: (13.40%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Pacific Dynamix Growth Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%	[1]
Less Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.59%	[1],[3]
1 year	rr_ExpenseExampleYear01	60
3 years	rr_ExpenseExampleYear03	213
5 years	rr_ExpenseExampleYear05	379
10 years	rr_ExpenseExampleYear10	860
1 year	rr_ExpenseExampleNoRedemptionYear01	60
3 years	rr_ExpenseExampleNoRedemptionYear03	213
5 years	rr_ExpenseExampleNoRedemptionYear05	379
10 years	rr_ExpenseExampleNoRedemptionYear10	860
2010	rr_AnnualReturn2010	13.82%
2011	rr_AnnualReturn2011	(1.85%)
2012	rr_AnnualReturn2012	13.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.40%)
Label	rr_AverageAnnualReturnLabel	Class I (incepted May 1, 2009)
1 year	rr_AverageAnnualReturnYear01	13.76%
Since Inception	rr_AverageAnnualReturnSinceInception	13.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Pacific Dynamix Growth Portfolio | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)
1 year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	16.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Pacific Dynamix Growth Portfolio | MSCI World ex USA Index (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World ex USA Index (reflects no deductions for fees or expenses) (based on Class I inception date)
1 year	rr_AverageAnnualReturnYear01	16.41%
Since Inception	rr_AverageAnnualReturnSinceInception	12.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Pacific Dynamix Growth Portfolio | Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)
1 year	rr_AverageAnnualReturnYear01	4.21%
Since Inception	rr_AverageAnnualReturnSinceInception	6.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009
Pacific Dynamix Growth Portfolio | Pacific Dynamix - Growth Composite Benchmark (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Pacific Dynamix – Growth Composite Benchmark (reflects no deductions for fees or expenses) (based on Class I inception date)
1 year	rr_AverageAnnualReturnYear01	13.91%
Since Inception	rr_AverageAnnualReturnSinceInception	13.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2009

[1]	The expense information has been restated to reflect current fees.
[2]	PLFA has contractually agreed to reimburse the Fund to the extent the total annual operating expenses (excluding extraordinary expenses) of the Fund and its proportionate share of fees and expenses of its Pacific Dynamix Underlying Funds exceed 0.59%, through April 30, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon ninety days’ prior written notice by the Fund. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the fund to exceed the expense cap.
[3]	after Expense Reimbursements